RELATED-PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED-PARTY BALANCES AND TRANSACTIONS
RELATED-PARTY BALANCES AND TRANSACTIONS

15.RELATED-PARTY BALANCES AND TRANSACTIONS

(a)Related parties

Name of related parties	Relationship with the Group
Toyota Motor Corporation (“TMC”)	Shareholder of the Group
Sinotrans Limited (“Sinotrans”)	Non-controlling shareholder of Cyantron Logistics
Mr. Tiancheng Lou	The founder, shareholder and CTO of the Group

(b)The Group had the following balances and transactions with major related parties:

	As of December 31,
Amounts due from related parties	2022	2023	2024
TMC	1,831	165	5
Sinotrans	6,475	5,485	8,317
Subtotal, current	8,306	5,650	8,322
Mr. Tiancheng Lou (note), non-current	2,969	—	—
Total	11,275	5,650	8,322

	As of December 31,
Amounts due to related parties	2022	2023	2024
Sinotrans	—	—	900
Total	—	—	900

	Year ended December 31,
Revenues	2022	2023	2024
TMC	4,205	612	107
Sinotrans	21,188	22,491	30,719
Total	25,393	23,103	30,826

15.RELATED-PARTY BALANCES AND TRANSACTIONS (continued)

	As of December 31,
Operating and finance lease	2022	2023	2024
Operating lease liabilities
Sinotrans	141	108	73
Finance lease liabilities
Sinotrans	2,597	2,431	1,688

	Year ended December 31,
Operating and finance lease	2022	2023	2024
Cost:
Sinotrans	843	1,191	1,433
Selling, general and administrative expenses:
Sinotrans	29	37	37
Interest expense:
Sinotrans	101	107	111

	Year ended December 31,
Interest income	2022	2023	2024
Mr. Tiancheng Lou (note)	83	21	—
Note:	During 2018, the Group offered a promissory note to the founder to cover the income taxes resulting from the RSAs granted. The promissory note was repaid in March 2023.